Putnam Investments
One Post Office Square
Boston, MA 02109
October 5, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act Reg. No. 33-515 and Investment Company Act File No. 811-07513) (the “Trust”) on
behalf of Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund and Putnam Mortgage
Opportunities Fund (the “Funds”) Post-Effective Amendment No. 267 to Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 267 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 27, 2017.

Comments or questions concerning this certificate may be directed to Peter Fariel at 1-800-225-2465, ext. 10023.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP